Accounts Receivable, Net (Details) - Schedule of Accounts Receivable , Net - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accounts Receivable , Net [Line Items]
Less: allowance for credit losses	¥ (97)	¥ (59)	¥ (13)
Accounts receivable, net	16,676	12,251
Enterprise services [Member]
Schedule of Accounts Receivable , Net [Line Items]
Accounts receivable	16,661	12,219
Others [Member]
Schedule of Accounts Receivable , Net [Line Items]
Accounts receivable	¥ 112	¥ 91